Document and Entity Information	Sep. 08, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136869
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16407
Entity Tax Identification Number	13-4151777
Entity Address, Address Line One	345 East Main Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46580
City Area Code	(574)
Local Phone Number	373-3333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ZBH
Security Exchange Name	NYSE
M 2.425 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.425% Notes due 2026
Trading Symbol	ZBH 26
Security Exchange Name	NYSE
M 1.164 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.164% Notes due 2027
Trading Symbol	ZBH 27
Security Exchange Name	NYSE
M 3.518 Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.518% Notes due 2032
Trading Symbol	ZBH 32
Security Exchange Name	NYSE